Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 1,453	$ 3,460	$ 111
Accounts receivable - related party		16,978
Investments	16,940	124,740	4,620
Total Current Assets	18,393	145,178	4,731
PROPERTY AND EQUIPMENT, net	21,262	20,073	9,975
OIL AND GAS PROPERTIES (full cost method)
Unproved properties, net of accumulated depletion, depreciation, amortization, and impairment of $579,963 and $579,963 and $-0-, respectively	671,972	653,222	1,304,584
OTHER ASSETS
Cash bond	20,000
Security deposit	3,452	3,452	1,000
Total Other Assets	23,452	3,452	1,000
TOTAL ASSETS	735,079	821,925	1,320,290
CURRENT LIABILITIES
Accounts payable and accrued expenses	119,535	50,948	11,925
Related party payables	81,871	122,845	10,022
Notes payable	53,000
Derivative liability	49,079	74,240
Total Current Liabilities	303,485	248,033	21,947
LONG-TERM LIABILITIES
Convertible notes, net of debt discount of $24,187 and $-0-, respectively	108,813
Asset retirement obligation	7,979	7,760	3,986
Total Long-Term Liabilities	116,792	7,760	3,986
TOTAL LIABILITIES	420,277	255,793	25,933
STOCKHOLDERS' EQUITY
Common stock, 100,000,000 shares authorized at par value of $0.00001; 34,777,500, 34,545,000 and 31,050,000 shares issued and outstanding, respectively	348	346	311
Additional paid-in capital	3,835,425	3,518,752	3,547,877
Accumulated other comprehensive loss	(2,200,660)	(2,092,860)	(2,212,980)
Retained earnings (deficit)	(1,320,311)	(860,106)	(40,851)
TOTAL STOCKHOLDERS' EQUITY	314,802	566,132	1,294,357
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 735,079	$ 821,925	$ 1,320,290